Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Income [Abstract]
Service revenues and sales (Note 2)	$ 1,782,648	$ 1,666,724	$ 1,576,881
Cost of services provided and goods sold (excluding depreciation)	1,228,644	1,150,532	1,115,431
Selling, general and administrative expenses	270,209	276,652	243,572
Depreciation	38,464	35,488	34,279
Amortization	399	137	359
Other operating expenses (Note 20)	1,300	90,880	4,491
Total costs and expenses	1,539,016	1,553,689	1,398,132
Income from operations	243,632	113,035	178,749
Interest expense	(4,990)	(4,272)	(3,715)
Other income--net (Note 10)	958	8,154	2,020
Income before income taxes	239,600	116,917	177,054
Income taxes (Note 11)	(34,056)	(18,740)	(68,311)
Net income	$ 205,544	$ 98,177	$ 108,743
Earnings Per Share (Note 15)
Net income	$ 12.80	$ 6.11	$ 6.64
Average number of shares outstanding	16,059	16,057	16,383
Diluted Earnings Per Share (Note 15)
Net income	$ 12.23	$ 5.86	$ 6.48
Average number of shares outstanding	16,803	16,742	16,789